Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

Corporate Acquisition

On July 6, 2020, the Company completed its acquisition (the "VNC Acquisition") of Virtual Network Communications Inc., a Virginia corporation ("VNC"), pursuant to an Agreement and Plan of Merger and Reorganization dated as of May 21, 2020 (the "Merger Agreement"), by and among the Company and its wholly-owned subsidiaries, CHC Merger Sub 7, Inc. and VNC Acquisition LLC, VNC and Mohan Tammisetti, solely in his capacity as the representative of the security holders of VNC. VNC is an EDGE telecom access radio developer and provider of both 4G LTE/Advanced and 5G capable radio equipment. Additionally, VNC has virtualized and patented an entire LTE Advanced network core solution that the Company believes eliminates much of the costly backbone equipment of telecom networks. VNC also has developed and is currently selling a rapidly deployable network system that can be combined with the tethered aerostats and drones offered by the Company's Drone Aviation subsidiary and enabled and operated in nearly any location in the world.

In connection with the VNC Acquisition, the Company paid to the stockholders and certain other stakeholders of VNC (i) $1,785,139 in cash and (ii) 11,738,210 shares of the Company's common stock, of which an aggregate of 4,000,000 shares is being held in an escrow fund for purposes of satisfying any post-closing indemnification claims of the former VNC security holders under the Merger Agreement. Pursuant to the Merger Agreement, the Company also issued to the holders of outstanding options and warrants of VNC, whether vested or unvested, in replacement of such options or warrants, options or warrants to purchase an aggregate of 4,261,790 shares of the Company's common stock, all of which were fully vested. In addition, at the closing of the VNC Acquisition, the Company paid approximately $1.142 million of outstanding payables of VNC.

Debt Agreements

In connection with the transactions contemplated by the Merger Agreement, on July 2, 2020, the Company sold an aggregate of 29 units (the "Units") to accredited investors, including 19 Units to Dr. Dustin McIntire, the Company's Chief Technology Officer, for a purchase price of $100,000 per Unit, or $2,900,000 in the aggregate. Each Unit consisted of a 9% Senior Convertible Debenture (the "July 9% Debentures") of the Company in the principal amount of $100,000 and warrants (the "July Warrants") to purchase 10,000 shares of the Company's common stock. The July 9% Debentures bear interest at the rate of 9% per annum, mature on September 30, 2020 and are convertible into shares of the Company's common stock at a conversion price of $1.00 per share, subject to adjustment. The July Warrants are exercisable to purchase shares of the Company's common stock at an exercise price of $1.00 per share, subject to adjustment, and expire on the earlier of (i) December 31, 2022 or (ii) the second anniversary of the Company's consummation of a public offering of its common stock in connection with an up-listing of its common stock to a national securities exchange. The proceeds from the sale of the Units were applied to the cash consideration the Company paid in the Acquisition and related expenses.

On July 1, 2020, the Company borrowed $50,000 from Mr. Davies and issued Mr. Davies a promissory note evidencing such loan that bears interest of $1,000 and matures on August 31, 2020.

Between July 2, 2020 and August 10, 2020, the Company borrowed an aggregate of $900,000 from accredited investors and issued to such investors promissory notes evidencing such loans. The principal amounts of the notes are between $50,000 and $200,000. The loans bear interest at a rate of 15% and have maturity dates between October 13, 2020 and November 9, 2020. As additional consideration for such loans, Daniel L. Hodges, the Company's Chairman and Chief Executive Officer, transferred to such investors an aggregate of 170,000 shares of common stock. On July 29, 2020, the Company sold 91,841 shares of common stock at a price of $1.00 per share to one of the accredited investors.

Operating Lease

On August 14, 2020, the Company amended its lease for 5,533 square feet of office space in Jacksonville, Florida to extend the term through July 31, 2023 with monthly payments ranging from $4,786 to $5,078 over the extended lease term, a reduced monthly payment compared to the prior lease term.

20. SUBSEQUENT EVENTS

Management evaluated for subsequent events requiring disclosure within the financial statements through the date of the filing of this report and noted the following items.

Pending Corporate Transaction

Agreement and Plan of Merger and Reorganization

On May 21, 2020, the Company signed an Agreement and Plan of Merger and Reorganization to acquire Virtual Network Communications, Inc. ("VNC"), a developer of fixed and mobile broadband communications solutions for wireless networks operated by commercial, enterprise, government and defense customers. The acquisition is expected to be completed on or before July 6, 2020, subject to satisfactory completion of closing conditions.

Acquisitions

On March 6, 2020, the Company's subsidiary, Sovereign Plastics, LLC ("Sovereign Plastics"), entered into a Stock Purchase Agreement to acquire 100% of the shares of common stock of Spring Creek Manufacturing, Inc. for a purchase price of $500,000. The acquisition closed on March 6, 2020 with Sovereign Plastics paying the purchase price through the assumption of the obligations of the sellers under an outstanding promissory note in the principal amount of $90,000 and the delivery of short-term promissory notes in the aggregate principal amount of $410,000. Additionally, Sovereign Plastics agreed to pay certain sales commissions on all sales to two specific customers.

On March 6, 2020, in a related transaction, Sovereign Plastics also entered into an Asset Purchase Agreement with Fast Plastics Parts, LLC ("Fast Plastics") to acquire certain assets, consisting primarily of machinery, equipment and furniture of Fast Plastics. The acquisition also closed on March 6, 2020 with Sovereign Plastics providing the purchase price of approximately $1,464,000 by the payment of approximately $66,000 in cash, the repayment of outstanding indebtedness of Fast Plastics in the aggregate amount of $250,000 and the assumption of an outstanding term loan of Fast Plastics in the amount of approximately $979,000. Sovereign Plastics also assumed equipment leases.

The cash portions of the purchase prices were funded by the sale to unaffiliated lenders of promissory notes in the principal amount of $500,000 that mature on September 4, 2020 and 50,000 shares of common stock for an aggregate purchase price of $450,000.

2020 Long-Term Incentive Plan

On April 22, 2020, the Company's Board of Directors adopted the 2020 Long-Term Incentive Plan (the "2020 Plan") which was approved by the stockholders on or about May 6, 2020. Employees, officers, directors and consultants that provide services to the Company or one of its subsidiaries may be selected to receive awards under the 2020 Plan. Awards under the 2020 Plan may be in the form of incentive or nonqualified stock options, stock appreciation rights, stock bonuses, restricted stock, stock units and other forms of awards including cash awards and performance-based awards.

A total of 10,000,000 shares of the Company's common stock are authorized for issuance with respect to awards granted under the 2020 Plan. Any shares subject to awards that are not paid, delivered or exercised before they expire or are cancelled or terminated, or fail to vest, as well as shares used to pay the purchase or exercise price of awards or related tax withholding obligations, will become available for other award grants under the 2020 Plan. No stock grants have been issued under the 2020 Plan, and 10,000,000 shares authorized under the 2020 Plan remained available for award purposes.

The 2020 Plan will terminate on May 1, 2030. The maximum term of options, stock appreciation rights and other rights to acquire common stock under the 2020 Plan is ten years after the initial date of the award.

Debt Agreements

On February 26, 2020, the Company entered into a $600,000 secured business loan bearing interest at 81.74% per annum that matures on December 26, 2020. Principal and interest payments of $19,429 are due weekly. The loan is secured by the assets of the Company.

On March 19, 2020, the Company entered into a note payable with the Nussbaum estate in the amount of $2,022,722 bearing interest at 5% per annum with a maturity date of August 31, 2020. Interest payments of $8,428 are due monthly while the full principal amount is due at maturity. The proceeds of the note payable were used to repay the balance of the CNB Note.

On April 29, 2020, the Company entered into a securities purchase agreement pursuant to which it issued a convertible promissory note in the principal amount of $285,714 with an original issue discount of $35,714 and warrants to purchase 158,730 shares of the Company's common stock for proceeds of $250,000. The note bears interest at a rate of 12.5% per annum and matures on January 29, 2021. Within three business days of filing the Annual Report for fiscal 2019, the investor is required to issue, and the Company is required accept, an additional convertible promissory note in the principal amount of $285,714 with an original issue discount of $35,714 along with warrants to purchase an additional 158,730 shares of the Company's common stock for proceeds of $250,000. This note will bear interest at 12.5% per annum and mature on January 29, 2021. The investor will not be required to purchase the additional securities if the Company is in default under the outstanding notes or if certain other conditions are not met.

On May 29, 2020, DragonWave issued a promissory note in the principal amount of $290,000 with an original issue discount of $40,000 for proceeds of $250,000. The note matures on September 30, 2020 and will bear interest at the rate of 12% per annum on any principal balance not paid from the maturity date until paid in full. The promissory note is guaranteed by the Company and Mr. Hodges.

Payroll Protection Program of the CARES Act

During April and May 2020, the Company and its subsidiaries received an aggregate of $455,185 under the Paycheck Protection Program ("PPP") of the Coronavirus Aid, Relief, and Economic Security Act ("CARES Act") of 2020. These loans are to cover 24 weeks of payroll expenses and may be used for a variety of other needs such as: payroll costs, salaries or commissions, rent, utilities and interest on other outstanding debt. Management believes it is complying with the rules for forgiveness of these funds received under the PPP of the CARES Act.

Consulting Agreement

On January 31, 2020, the Company entered into an agreement with a consultant to its subsidiary, Lextrum, to amend a consulting agreement between the consultant and Lextrum to allow the consultant to elect to take from 50% to 100% of his compensation in the form of common stock of the Company. Common stock to be issued to the consultant will be paid on a quarterly basis. On March 12, 2020, the Company issued 165,095 shares of its common stock in satisfaction of $106,238 that was owed by Lextrum to the consultant for services previously rendered and the additional $106,238 that was owed by Lextrum was partially paid in cash of $55,000 on March 6, 2020. The remaining $51,238 is still outstanding. To date, no additional shares of common stock have been issued pursuant to this agreement.